FEDERAL INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Balance at beginning of year	$ 80	$ 0
Additions/(reductions) based on tax positions for the current year	0	80
Balance at end of year	$ 80	$ 80